Distribution Date:	10/18/21	JPMC Commercial Mortgage Securities Trust 2013-C16
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson		bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839, | Greenwich, CT 06831
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22	Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor, | Chicago, IL 60603
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46641BAA1	1.223200%	56,761,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46641BAB9	3.070000%	236,641,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46641BAC7	3.881200%	145,000,000.00	99,466,625.46	0.00	321,708.22	0.00	0.00	321,708.22	99,466,625.46	45.34%	30.00%
A-4	46641BAD5	4.166400%	276,236,000.00	276,236,000.00	0.00	959,091.39	0.00	0.00	959,091.39	276,236,000.00	45.34%	30.00%
A-SB	46641BAE3	3.674400%	80,504,000.00	32,416,136.56	1,346,305.27	99,258.21	0.00	0.00	1,445,563.48	31,069,831.29	45.34%	30.00%
A-S	46641BAH6	4.516900%	83,774,000.00	83,774,000.00	0.00	315,332.32	0.00	0.00	315,332.32	83,774,000.00	34.08%	22.62%
B	46641BAJ2	4.941933%	73,835,000.00	73,835,000.00	0.00	304,073.01	0.00	0.00	304,073.01	73,835,000.00	24.16%	16.12%
C	46641BAK9	5.006733%	41,177,000.00	41,177,000.00	0.00	171,801.87	0.00	0.00	171,801.87	41,177,000.00	18.62%	12.50%
D	46641BAP8	5.006733%	56,795,000.00	56,795,000.00	0.00	236,964.50	0.00	0.00	236,964.50	56,795,000.00	10.99%	7.50%
E	46641BAR4	3.744000%	21,299,000.00	21,299,000.00	0.00	66,452.88	0.00	0.00	66,452.88	21,299,000.00	8.13%	5.62%
F	46641BAT0	3.744000%	11,359,000.00	11,359,000.00	0.00	35,440.08	0.00	0.00	35,440.08	11,359,000.00	6.60%	4.63%
NR	46641BAV5	3.744000%	52,536,247.00	49,145,005.35	0.00	123,476.54	0.00	0.00	123,476.54	49,145,005.35	0.00%	0.00%
R	46641BAX1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,135,917,248.00	745,502,767.37	1,346,305.27	2,633,599.02	0.00	0.00	3,979,904.29	744,156,462.10

Notional Certificates
X-A	46641BAF0	0.870733%	878,916,000.00	491,892,762.02	0.00	356,922.92	0.00	0.00	356,922.92	490,546,456.75
X-B	46641BAG8	0.064800%	73,835,000.00	73,835,000.00	0.00	3,987.09	0.00	0.00	3,987.09	73,835,000.00
X-C	46641BAM5	1.262733%	85,194,247.00	81,803,005.35	0.00	86,079.45	0.00	0.00	86,079.45	81,803,005.35
Notional SubTotal			1,037,945,247.00	647,530,767.37	0.00	446,989.46	0.00	0.00	446,989.46	646,184,462.10

Deal Distribution Total					1,346,305.27	3,080,588.48	0.00	0.00	4,426,893.75

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to page 5.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46641BAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46641BAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46641BAC7	685.97672731	0.00000000	2.21867738	0.00000000	0.00000000	0.00000000	0.00000000	2.21867738	685.97672731
A-4	46641BAD5	1,000.00000000	0.00000000	3.47199999	0.00000000	0.00000000	0.00000000	0.00000000	3.47199999	1,000.00000000
A-SB	46641BAE3	402.66491802	16.72345809	1.23295998	0.00000000	0.00000000	0.00000000	0.00000000	17.95641807	385.94145993
A-S	46641BAH6	1,000.00000000	0.00000000	3.76408337	0.00000000	0.00000000	0.00000000	0.00000000	3.76408337	1,000.00000000
B	46641BAJ2	1,000.00000000	0.00000000	4.11827738	0.00000000	0.00000000	0.00000000	0.00000000	4.11827738	1,000.00000000
C	46641BAK9	1,000.00000000	0.00000000	4.17227749	0.00000000	0.00000000	0.00000000	0.00000000	4.17227749	1,000.00000000
D	46641BAP8	1,000.00000000	0.00000000	4.17227749	0.00000000	0.00000000	0.00000000	0.00000000	4.17227749	1,000.00000000
E	46641BAR4	1,000.00000000	0.00000000	3.12000000	0.00000000	0.00000000	0.00000000	0.00000000	3.12000000	1,000.00000000
F	46641BAT0	1,000.00000000	0.00000000	3.12000000	0.00000000	0.00000000	0.00000000	0.00000000	3.12000000	1,000.00000000
NR	46641BAV5	935.44948786	0.00000000	2.35031140	0.56829107	11.99576685	0.00000000	0.00000000	2.35031140	935.44948786
R	46641BAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46641BAF0	559.65844520	0.00000000	0.40609446	0.00000000	0.00000000	0.00000000	0.00000000	0.40609446	558.12666597
X-B	46641BAG8	1,000.00000000	0.00000000	0.05400000	0.00000000	0.00000000	0.00000000	0.00000000	0.05400000	1,000.00000000
X-C	46641BAM5	960.19400641	0.00000000	1.01039041	0.00000000	0.00000000	0.00000000	0.00000000	1.01039041	960.19400641

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	321,708.22	0.00	321,708.22	0.00	0.00	0.00	321,708.22	0.00
A-4	09/01/21 - 09/30/21	30	0.00	959,091.39	0.00	959,091.39	0.00	0.00	0.00	959,091.39	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	99,258.21	0.00	99,258.21	0.00	0.00	0.00	99,258.21	0.00
X-A	09/01/21 - 09/30/21	30	0.00	356,922.92	0.00	356,922.92	0.00	0.00	0.00	356,922.92	0.00
X-B	09/01/21 - 09/30/21	30	0.00	3,987.09	0.00	3,987.09	0.00	0.00	0.00	3,987.09	0.00
X-C	09/01/21 - 09/30/21	30	0.00	86,079.45	0.00	86,079.45	0.00	0.00	0.00	86,079.45	0.00
A-S	09/01/21 - 09/30/21	30	0.00	315,332.32	0.00	315,332.32	0.00	0.00	0.00	315,332.32	0.00
B	09/01/21 - 09/30/21	30	0.00	304,073.01	0.00	304,073.01	0.00	0.00	0.00	304,073.01	0.00
C	09/01/21 - 09/30/21	30	0.00	171,801.87	0.00	171,801.87	0.00	0.00	0.00	171,801.87	0.00
D	09/01/21 - 09/30/21	30	0.00	236,964.50	0.00	236,964.50	0.00	0.00	0.00	236,964.50	0.00
E	09/01/21 - 09/30/21	30	0.00	66,452.88	0.00	66,452.88	0.00	0.00	0.00	66,452.88	0.00
F	09/01/21 - 09/30/21	30	0.00	35,440.08	0.00	35,440.08	0.00	0.00	0.00	35,440.08	0.00
NR	09/01/21 - 09/30/21	30	600,356.69	153,332.42	0.00	153,332.42	29,855.88	0.00	0.00	123,476.54	630,212.57
Totals			600,356.69	3,110,444.36	0.00	3,110,444.36	29,855.88	0.00	0.00	3,080,588.48	630,212.57

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
EC	46641BAL7	N/A	198,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			198,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	4,426,893.75
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,121,562.78	Master Servicing Fee	7,049.21
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,267.57
Interest Adjustments	0.00	Trustee Fee	279.56
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	310.63
ARD Interest	0.00	Senior Trust Advisor Fee	1,211.44
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,121,562.78	Total Fees	11,118.42

Principal		Expenses/Reimbursements
Scheduled Principal	1,346,305.29	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	17,199.72
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,656.16
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,346,305.29	Total Expenses/Reimbursements	29,855.88

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,080,588.48
Excess Liquidation Proceeds	0.00	Principal Distribution	1,346,305.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,426,893.75
Total Funds Collected	4,467,868.07	Total Funds Distributed	4,467,868.05

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	745,502,767.37	745,502,767.37	Beginning Certificate Balance	745,502,767.37
(-) Scheduled Principal Collections	1,346,305.29	1,346,305.29	(-) Principal Distributions	1,346,305.27
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.02)	(0.02)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	744,156,462.10	744,156,462.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	746,425,658.91	746,425,658.91	Ending Certificate Balance	744,156,462.10
Ending Actual Collateral Balance	745,208,043.78	745,208,043.78

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.01%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	18	201,133,691.41	27.03%	22	5.0774	NAP	Defeased	18	201,133,691.41	27.03%	22	5.0774	NAP
$4,999,999 or less	10	32,302,937.44	4.34%	24	5.3049	2.375566	1.30 or less	12	350,750,964.50	47.13%	24	4.9713	0.642857
$5,000,000 to $14,999,999	10	98,548,047.80	13.24%	24	5.0431	1.291946	1.31 to 1.40	4	61,001,841.54	8.20%	25	5.1069	1.360454
$15,000,000 to $29,999,999	4	84,591,934.12	11.37%	24	5.1122	1.330607	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$30,000,000 to $49,999,999	4	146,658,187.01	19.71%	24	4.9980	0.881601	1.51 to 1.60	1	2,446,777.08	0.33%	23	5.4800	1.560000
$50,000,000 to 99,999,999	1	59,018,417.32	7.93%	24	4.9955	1.670000	1.61 to 1.75	3	85,074,351.38	11.43%	24	4.9378	1.690561
$100,000,000 or Greater	1	121,903,247.00	16.38%	25	4.8333	0.220000	1.76 to 2.00	2	12,210,907.52	1.64%	23	5.4070	1.842367
Totals	48	744,156,462.10	100.00%	24	5.0246	1.163036	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
							2.26 or Greater	8	31,537,928.67	4.24%	24	5.1720	2.938636
							Totals	48	744,156,462.10	100.00%	24	5.0246	1.163036
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	25	201,133,691.41	27.03%	22	5.0774	NAP
							Defeased	25	201,133,691.41	27.03%	22	5.0774	NAP
Alaska	1	2,775,978.40	0.37%	25	5.0300	2.650000
							Lodging	3	82,951,608.81	11.15%	25	5.0620	0.590914
Arizona	2	9,780,719.28	1.31%	25	4.9501	1.728304
							Mixed Use	1	965,655.04	0.13%	24	5.1900	0.600000
California	2	20,532,883.06	2.76%	25	4.9939	1.990790
							Mobile Home Park	3	18,097,041.55	2.43%	23	5.4153	2.734091
Florida	4	26,711,927.01	3.59%	24	5.2300	1.933607
							Multi-Family	4	163,587,635.36	21.98%	25	4.8373	0.535888
Georgia	3	39,991,832.27	5.37%	24	5.1900	0.600000
							Office	6	148,103,500.47	19.90%	24	4.9527	1.397818
Indiana	1	7,722,754.78	1.04%	25	5.1725	1.110000
							Retail	11	116,870,189.52	15.71%	23	5.1816	1.245423
Louisiana	1	59,018,417.32	7.93%	24	4.9955	1.670000
							Self Storage	4	12,447,139.94	1.67%	24	5.1829	2.568762
Minnesota	1	18,052,275.55	2.43%	24	5.0695	1.400000
							Totals	57	744,156,462.10	100.00%	24	5.0246	1.163036
Nevada	1	33,477,820.75	4.50%	23	5.2500	1.010000

New York	2	150,468,788.25	20.22%	24	4.9257	0.366180

Ohio	1	12,524,277.43	1.68%	25	5.1345	1.310000

Pennsylvania	2	14,835,148.62	1.99%	24	5.1975	1.324035

Tennessee	3	38,679,677.88	5.20%	23	4.8516	1.695428

Texas	5	26,126,772.78	3.51%	25	5.1528	0.730425

Virginia	1	38,938,533.99	5.23%	25	4.9290	0.710000

Washington	1	9,134,963.32	1.23%	22	5.3700	1.860000

Washington, DC	1	34,250,000.00	4.60%	23	4.6060	1.280000

Totals	57	744,156,462.10	100.00%	24	5.0246	1.163036

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	201,133,691.41	27.03%	22	5.0774	NAP	Defeased	18	201,133,691.41	27.03%	22	5.0774	NAP
	4.50000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.80000%	3	55,565,249.68	7.47%	23	4.6356	1.325420	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.05000%	7	254,690,728.86	34.23%	25	4.8906	0.857503	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.05001% to 5.25000%	12	174,401,876.23	23.44%	24	5.1689	1.012895	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.25001% to 5.45000%	4	47,200,003.05	6.34%	22	5.3326	1.495281	49 months or greater	30	543,022,770.69	72.97%	24	5.0050	1.052053
	5.45001% to 5.65000%	4	11,164,912.87	1.50%	23	5.5092	2.867494	Totals	48	744,156,462.10	100.00%	24	5.0246	1.163036
	5.65001% to 5.95000%	0	0.00	0.00%	0	0.0000	0.000000
	5.95001 or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	744,156,462.10	100.00%	24	5.0246	1.163036
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	201,133,691.41	27.03%	22	5.0774	NAP	Defeased	18	201,133,691.41	27.03%	22	5.0774	NAP
	60 months or less	30	543,022,770.69	72.97%	24	5.0050	1.052053	Interest Only	1	34,250,000.00	4.60%	23	4.6060	1.280000
	61 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	293 Months or Less	29	508,772,770.69	68.37%	24	5.0319	1.036708
	Totals	48	744,156,462.10	100.00%	24	5.0246	1.163036	294 to 299 Months	0	0.00	0.00%	0	0.0000	0.000000
								300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
								331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	744,156,462.10	100.00%	24	5.0246	1.163036
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	18	201,133,691.41	27.03%	22	5.0774	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	28	512,446,217.71	68.86%	24	4.9996	1.033491
	13 to 24 months	2	30,576,552.98	4.11%	24	5.0961	1.363136
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	744,156,462.10	100.00%	24	5.0246	1.163036
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	301161001	MF	New York	NY	Actual/360	4.833%	491,882.51	219,138.82	0.00	N/A	11/01/23	--	122,122,385.80	121,903,247.00	10/01/21
3	301160003	OF	New Orleans	LA	Actual/360	4.995%	246,093.79	97,296.06	0.00	N/A	10/01/23	--	59,115,713.38	59,018,417.32	10/01/21
4	301161004	OF	Minneapolis	MN	Actual/360	4.966%	200,985.31	70,413.57	0.00	N/A	07/01/23	--	48,561,839.00	48,491,425.43	10/01/21
6	301161006	Various	Atlanta	GA	Actual/360	5.190%	173,306.35	79,000.57	0.00	N/A	10/01/23	--	40,070,832.84	39,991,832.27	10/01/21
7	301161007	LO	Richmond	VA	Actual/360	4.929%	160,265.98	79,354.87	0.00	N/A	11/01/23	--	39,017,888.86	38,938,533.99	01/01/21
10	301161010	RT	Las Vegas	NV	Actual/360	5.250%	146,669.35	46,601.95	0.00	N/A	09/06/23	--	33,524,422.70	33,477,820.75	10/06/21
11	300950003	OF	Washington	DC	Actual/360	4.606%	131,462.92	0.00	0.00	N/A	09/01/23	--	34,250,000.00	34,250,000.00	10/01/21
12	301161012	RT	New York	NY	Actual/360	5.320%	126,960.46	72,156.47	0.00	N/A	08/01/23	--	28,637,697.72	28,565,541.25	10/01/21
13	301161013	MH	Coconut Creek	FL	Actual/360	4.970%	106,205.32	45,314.45	0.00	N/A	08/01/23	--	25,643,136.46	25,597,822.01	10/01/21
14	301161014	OF	Oak Brook	IL	Actual/360	5.073%	91,248.66	43,262.38	0.00	N/A	10/01/23	--	21,584,545.12	21,541,282.74	10/01/21
15	301161015	OF	Bloomington	MN	Actual/360	5.069%	76,494.12	54,626.87	0.00	N/A	10/01/23	--	18,106,902.42	18,052,275.55	10/01/21
16	301161016	OF	Orlando	FL	Actual/360	5.110%	79,460.32	36,998.35	0.00	N/A	11/01/23	--	18,659,956.69	18,622,958.34	10/01/21
17	301161017	MF	Cordova	TN	Actual/360	4.848%	78,301.83	32,481.63	0.00	N/A	11/01/23	--	19,383,640.61	19,351,158.98	10/01/21
19	301161019	SS	Various	Various	Actual/360	4.880%	62,482.73	31,637.98	0.00	N/A	07/05/23	--	15,364,606.12	15,332,968.14	10/05/21
20	301161020	MF	Murfreesboro	TN	Actual/360	4.680%	57,081.11	25,708.71	0.00	N/A	07/01/23	--	14,636,183.31	14,610,474.60	10/01/21
22	301161022	MF	Waxahachie	TX	Actual/360	5.120%	54,527.34	24,378.67	0.00	N/A	08/05/23	--	12,779,845.03	12,755,466.36	10/05/21
23	301161023	RT	Zanesville	OH	Actual/360	5.135%	53,694.35	24,795.97	0.00	N/A	11/01/23	--	12,549,073.40	12,524,277.43	09/01/20
24	301161024	RT	El Cajon	CA	Actual/360	5.130%	50,541.67	20,281.64	0.00	N/A	11/05/23	--	11,822,611.86	11,802,330.22	10/05/21
25	301161025	MH	Ontario	CA	Actual/360	4.920%	44,345.10	22,147.78	0.00	N/A	08/01/23	--	10,815,876.85	10,793,729.07	10/01/21
26	301161026	OF	Canonsburg	PA	Actual/360	5.163%	43,325.47	16,142.02	0.00	N/A	10/01/23	--	10,069,836.46	10,053,694.44	10/01/21
27	301161027	LO	Houston	TX	Actual/360	5.140%	39,332.18	24,539.40	0.00	N/A	11/05/23	--	9,182,609.67	9,158,070.27	09/05/21
28	301161028	IN	Peachtree City	GA	Actual/360	5.430%	42,662.34	18,185.39	0.00	N/A	06/01/23	--	9,428,141.39	9,409,956.00	10/01/21
29	301161029	MH	Richland	WA	Actual/360	5.370%	40,958.64	17,805.61	0.00	N/A	08/01/23	--	9,152,768.93	9,134,963.32	10/01/21
31	301161031	MF	Kissimmee	FL	Actual/360	5.180%	37,593.48	17,194.12	0.00	N/A	07/05/23	--	8,708,914.43	8,691,720.31	10/05/21
32	301161032	MH	Phoenix	AZ	Actual/360	5.320%	38,084.54	16,735.37	0.00	N/A	07/01/23	--	8,590,497.11	8,573,761.74	10/01/21
34	28000389	OF	Farmers Branch	TX	Actual/360	5.223%	35,351.02	15,848.51	0.00	N/A	11/06/23	--	8,122,003.33	8,106,154.82	10/06/21
35	301161035	RT	San Pablo	CA	Actual/360	4.810%	35,047.13	13,015.07	0.00	N/A	10/05/23	--	8,743,567.91	8,730,552.84	10/05/21
38	301161038	MF	Muncie	IN	Actual/360	5.173%	33,345.12	13,185.01	0.00	N/A	11/01/23	--	7,735,939.79	7,722,754.78	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
39	301161039	MH	Various	VA	Actual/360	5.330%	32,514.75	14,148.16	0.00	N/A	08/01/23	--	7,320,394.46	7,306,246.30	10/01/21
40	301161040	MF	Indianapolis	IN	Actual/360	5.110%	28,173.39	13,191.86	0.00	N/A	10/05/23	--	6,616,061.38	6,602,869.52	10/05/21
41	28000390	IN	Maspeth	NY	Actual/360	5.345%	29,260.13	12,597.55	0.00	N/A	11/06/23	--	6,569,159.71	6,556,562.16	10/06/21
42	301161042	RT	Chandler	AZ	Actual/360	4.690%	26,252.63	12,315.22	0.00	N/A	11/05/23	--	6,717,090.30	6,704,775.08	10/05/21
43	301161043	RT	Houston	TX	Actual/360	5.000%	16,635.24	19,616.13	0.00	11/05/23	11/05/33	--	3,992,456.46	3,972,840.33	10/05/21
44	301161044	SS	Philadelphia	PA	Actual/360	5.270%	21,039.83	9,399.54	0.00	N/A	09/01/23	--	4,790,853.72	4,781,454.18	10/01/21
46	301161046	MH	Lakeland	TN	Actual/360	5.400%	21,271.90	9,045.15	0.00	N/A	10/01/23	--	4,727,089.45	4,718,044.30	10/01/21
48	301161048	MH	Tampa	FL	Actual/360	5.530%	19,615.12	12,410.66	0.00	N/A	08/01/23	--	4,256,444.59	4,244,033.93	10/01/21
49	301161049	RT	Royal Palm Beach	FL	Actual/360	5.480%	11,194.93	4,668.04	0.00	N/A	09/01/23	--	2,451,445.12	2,446,777.08	10/01/21
50	301161050	RT	Pace	FL	Actual/360	5.480%	6,397.10	2,667.46	0.00	N/A	09/01/23	--	1,400,825.12	1,398,157.66	10/01/21
51	301161051	MH	Orlando	FL	Actual/360	5.360%	16,237.82	6,123.64	0.00	N/A	06/01/23	--	3,635,331.81	3,629,208.17	10/01/21
52	301161052	MH	Lompoc	CA	Actual/360	4.920%	13,303.53	6,644.33	0.00	N/A	08/01/23	--	3,244,763.43	3,238,119.10	10/01/21
53	301161053	RT	Maricopa	AZ	Actual/360	5.150%	13,953.29	6,446.25	0.00	N/A	07/05/23	--	3,251,251.10	3,244,804.85	10/05/21
54	301161054	RT	Chicago	IL	Actual/360	5.150%	15,284.07	5,006.26	0.00	N/A	10/05/23	--	3,561,337.28	3,556,331.02	10/05/21
55	301161055	MH	Tampa	FL	Actual/360	5.230%	14,214.56	5,510.01	0.00	N/A	09/01/23	--	3,261,466.78	3,255,956.77	10/01/21
56	28000382	RT	Goodyear	AZ	Actual/360	5.517%	14,168.31	5,798.54	0.00	N/A	10/06/23	--	3,081,742.74	3,075,944.20	10/06/21
57	301161057	SS	Anchorage	AK	Actual/360	5.030%	11,659.36	5,577.65	0.00	N/A	11/05/23	--	2,781,556.05	2,775,978.40	10/05/21
58	301161058	MH	Phoenix	AZ	Actual/360	5.390%	11,500.32	4,906.20	0.00	N/A	08/01/23	--	2,560,367.92	2,555,461.72	10/01/21
59	301161059	SS	Lancaster	TX	Actual/360	5.184%	10,932.01	4,964.45	0.00	N/A	11/01/23	--	2,530,313.38	2,525,348.93	10/01/21
60	301161060	SS	Dallas	TX	Actual/360	5.184%	10,245.35	7,020.95	0.00	N/A	11/01/23	--	2,371,379.38	2,364,358.43	10/01/21
Totals							3,121,562.78	1,346,305.29	0.00				745,502,767.37	744,156,462.10
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,252,442.93	1,619,023.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,986,210.35	4,035,517.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	1,505,637.00	1,863,817.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	1,016,422.50	07/01/20	06/30/21	--	0.00	0.00	239,324.96	2,155,096.86	0.00	0.00
10	35,400,420.76	19,453,461.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	11,889,849.72	4,562,889.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	1,244,244.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,903,796.00	1,888,967.75	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,264,559.46	1,014,911.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,503,678.00	1,848,055.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	950,676.10	708,553.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,022,174.00	615,947.00	01/01/20	06/30/20	08/11/21	4,061,325.75	144,400.52	60,698.70	868,663.92	64,220.21	0.00
24	0.00	611,049.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	423,969.85	336,407.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	36,181.00	0.00	--	--	11/12/20	4,509,026.90	57,349.94	63,546.37	63,546.37	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,316,179.71	663,304.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,160,753.23	330,118.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,446,846.07	862,586.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	322,752.00	351,260.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	677,534.54	411,910.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	118,857.60	(25,381.70)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	950,919.30	470,346.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	999,122.54	519,154.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,085,135.41	875,116.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	296,114.47	156,605.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	292,271.72	144,379.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	427,285.48	228,422.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	428,334.00	286,434.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	552,763.00	265,294.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	402,214.15	256,459.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	84,616,678.39	46,615,277.95				8,570,352.65	201,750.46	363,570.04	3,087,307.15	64,220.21	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	51,462,811.42	2	48,096,604.26	1	12,524,277.43	0	0.00	0	0.00	0	0.00	5.024578%	4.986317%	24
09/17/21	0	0.00	0	0.00	2	51,566,962.26	3	60,749,571.93	0	0.00	0	0.00	1	6,387.32	2	44,983,199.67	5.024630%	4.986361%	25
08/17/21	0	0.00	0	0.00	2	51,663,567.01	2	48,297,324.36	0	0.00	0	0.00	0	0.00	0	0.00	5.039028%	5.002273%	26
07/16/21	1	9,228,759.70	0	0.00	2	51,759,759.44	2	48,393,736.79	0	0.00	0	0.00	1	286,850.04	0	0.00	5.039074%	5.002311%	27
06/17/21	0	0.00	0	0.00	2	51,862,683.58	2	48,496,403.26	0	0.00	0	0.00	0	0.00	0	0.00	5.039199%	5.002437%	28
05/17/21	0	0.00	0	0.00	3	61,233,839.57	1	9,275,813.41	0	0.00	0	0.00	0	0.00	0	0.00	5.039244%	5.002475%	29
04/16/21	0	0.00	0	0.00	3	61,359,981.89	1	9,299,850.63	0	0.00	0	0.00	0	0.00	0	0.00	5.039292%	5.002515%	30
03/17/21	0	0.00	0	0.00	3	61,477,091.07	1	9,322,459.97	0	0.00	0	0.00	0	0.00	0	0.00	5.039336%	5.002552%	31
02/18/21	0	0.00	0	0.00	3	61,619,279.29	1	9,348,956.50	0	0.00	0	0.00	0	0.00	0	0.00	5.039391%	5.002599%	32
01/15/21	0	0.00	1	9,371,349.45	2	52,363,925.47	1	9,371,349.45	0	0.00	0	0.00	0	0.00	0	0.00	5.039424%	5.002623%	33
12/17/20	1	9,393,643.72	1	12,760,506.36	1	39,696,622.29	1	9,393,643.72	1	0.00	0	0.00	0	0.00	1	1,034,459.77	5.039456%	5.002648%	34
11/18/20	1	12,784,295.87	0	0.00	2	44,209,941.59	1	9,417,036.45	1	4,437,065.54	0	0.00	0	0.00	0	0.00	5.044289%	5.006239%	35
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	301161007	01/01/21	8	6	239,324.96	2,155,096.86	5,425.00	39,625,490.45	04/24/20	9		01/01/21
23	301161023	09/01/20	12	6	60,698.70	868,663.92	233,737.77	12,829,760.31	06/08/20	7			09/23/21
27	301161027	09/05/21	0	B	63,546.37	63,546.37	8,500.00	9,217,212.70	07/19/18	5		07/09/19
Totals					363,570.04	3,087,307.15	247,662.77	61,672,463.46
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		471,127,113	471,127,113	0		0
25 - 36 Months		269,056,509	208,435,627	0		60,620,882
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		3,972,840	3,972,840	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	744,156,462	692,693,651	0	0	38,938,534	12,524,277
Sep-21	745,502,767	693,935,805	0	0	0	51,566,962
Aug-21	791,814,030	740,150,463	0	0	12,571,978	39,091,589
Jul-21	793,129,964	732,141,445	9,228,760	0	12,594,782	39,164,977
Jun-21	794,832,154	733,716,472	0	0	12,619,278	48,496,403
May-21	796,134,932	734,901,093	0	0	51,958,026	9,275,813
Apr-21	797,538,843	736,178,862	0	0	52,060,131	9,299,851
Mar-21	798,829,864	737,352,773	0	0	52,154,631	9,322,460
Feb-21	800,436,871	738,817,592	0	0	52,270,323	9,348,957
Jan-21	801,676,470	739,941,195	0	9,371,349	52,363,925	0
Dec-20	802,910,690	741,059,918	9,393,644	12,760,506	39,696,622	0
Nov-20	808,679,255	751,685,018	12,784,296	0	39,772,876	4,437,066
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	301161007	38,938,533.99	39,625,490.45	47,400,000.00	02/19/21	1,016,422.50	0.71000	06/30/21	11/01/23	264
23	301161023	12,524,277.43	12,829,760.31	9,600,000.00	05/01/21	615,947.00	1.31000	06/30/20	11/01/23	264
27	301161027	9,158,070.27	9,217,212.70	5,800,000.00	06/23/21	36,181.00	0.05000	12/31/20	11/05/23	204
Totals		60,620,881.69	61,672,463.46	62,800,000.00		1,668,550.50

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	301161007	LO	VA	04/24/20	9

COVID - The loan transferred to special servicing on 4/25/2020 for imminent monetary default. The 254-room hotel in Richmond, VA was built in 2009. The hotel was inspected on 3/26/2021 and found to be in good condition. TTM July 2021 indicates 47.6% occupancy, $115.81 ADR, and $55.18 RevPAR (compares to 47.2%, $139.42 and $65.86 for TTM July 2020). TTM July 2021 RevPAR Index of 106.0 compares to 101.9 TTM 2020 and 110.1 TTM 2019. The trailing three-

month RevPAR Index changed year-over-year from 68.8 in 2020 to 96.2 in 2021. Loan Modification negotiations have ceased, and the special servicer is pursuing foreclosure. Receiver appointed in February 2021.

23	301161023	RT	OH	06/08/20	7

COVID - The property is a $190,196 SF anchored retail center located in Zanesville, OH. As of September 2021, the asset is 37% physically occupied, after the recent departure of Hobby Lobby (55,521 SF). An inspection was performed in June

2021 and the property was found to be in good condition with limited deferred maintenance. A Receiver was appointed on 9/15/20. A foreclosure sale occurred on 6/03/21 and the foreclosure deed was recorded on 9/23/21. Newmark will be retained as both property manager and leasing broker. The Lender is in active discussions with several potential new tenants as well as in renewal discussions with several existing tenants.

27	301161027	LO	TX	07/19/18	5

The loan transferred to special servicing effective 5/9/2019 due to non-monetary defaults, after which the loan monetarily defaulted. A modification was completed effective 12/4/19. While being monitored the loan had another monetary default in

Dec ember 2020. The loan is secured by a 122 room, full service hotel built in 2010 and located in a western suburb of Houston, TX. The property was inspected 5/24/2021 and found to be in good condition at that time. TTM June 2021 (more recent information not yet received) 16.7% occupancy, $79.79 ADR and $13.31 RevPAR (compared to $38.48 TTM 2020 and $42.36 TTM 2019). RevPAR Index of 36.4 compares to 78.5 in 2020 and 68.6 in 2019. The trailing three month

RevPAR Index changed year-to-year from 104.6 in 2020 to 43.0 in 2021. PNA signed. The Borrower has not begun the second phase of the PIP. The Borrower and SpecialServicer discussed terms for a second modification; however, no terms were agreed to. The special servicer is marketed the note for sale and received a high bid on 9/15/2021 very slightly above the most recent appraised as-is value. The note sale is expected to close before the end of October 2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	301161006	41,176,237.35	5.19000%	41,176,237.35	5.19000%	10	06/01/20	05/01/20	07/13/20
10	301161010	34,122,443.23	5.25000%	34,122,443.23	5.25000%	9	08/05/20	07/31/20	08/05/20
27	301161027	0.00	5.14000%	0.00	5.14000%	2	12/04/19	12/04/19	02/19/20
Totals		75,298,680.58		75,298,680.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
47	28000383 12/17/20	4,437,065.54	1,300,000.00	2,986,709.00	1,162,617.02	2,208,440.29	1,045,823.27	3,391,242.27	0.00	0.00	3,391,242.27	65.21%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,437,065.54	1,300,000.00	2,986,709.00	1,162,617.02	2,208,440.29	1,045,823.27	3,391,242.27	0.00	0.00	3,391,242.27

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
47	28000383	12/17/20	0.00	0.00	3,391,242.27	0.00	0.00	3,391,242.27	0.00	0.00	3,391,242.27
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,391,242.27	0.00	0.00	3,391,242.27	0.00	0.00	3,391,242.27

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	8,128.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,614.39	0.00	0.00	17,199.72	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	1,913.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,656.16	0.00	0.00	17,199.72	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 29,855.88

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28